Schedule of Investments (unaudited)	iShares® iBonds® Dec 2032 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 1.0%
Lockheed Martin Corp., 3.90%, 06/15/32 (Call 03/15/32)	$75	$77,454
Raytheon Technologies Corp., 2.38%, 03/15/32 (Call 12/15/31)	90	79,405
		156,859
Agriculture — 1.8%
Altria Group Inc., 2.45%, 02/04/32 (Call 11/04/31)	155	121,449
Archer-Daniels-Midland Co.
2.90%, 03/01/32 (Call 12/01/31)	50	47,301
5.94%, 10/01/32	40	46,654
BAT Capital Corp., 4.74%, 03/16/32 (Call 12/16/31)	80	73,390
		288,794
Airlines — 1.0%
American Airlines Pass Through Trust, Series 2019-1, Class AA, 3.15%, 08/15/33	36	31,247
JetBlue Pass Through Trust
Series 1A, Class A, 4.00%, 05/15/34	54	50,358
Series 2019-1, Class AA, 2.75%, 11/15/33	27	23,090
United Airlines Pass Through Trust, Series 2019-2, Class AA, 2.70%, 11/01/33	54	46,400
		151,095
Apparel — 0.2%
Tapestry Inc., 3.05%, 03/15/32 (Call 12/15/31)	45	37,617

Auto Manufacturers — 1.2%
General Motors Financial Co. Inc., 3.10%, 01/12/32 (Call 10/12/31)	110	92,025
Honda Motor Co. Ltd., 2.97%, 03/10/32 (Call 12/10/31)	65	60,891
Toyota Motor Credit Corp., 2.40%, 01/13/32	35	31,112
		184,028
Auto Parts & Equipment — 0.6%
Aptiv PLC/Aptiv Corp., 3.25%, 03/01/32 (Call 12/01/31)	70	61,766
Lear Corp., 2.60%, 01/15/32 (Call 10/15/31)	35	28,279
		90,045
Banks — 5.6%
Bank of New York Mellon Corp. (The), 2.50%, 01/26/32 (Call 10/26/31)	40	35,310
Bank of Nova Scotia (The), 2.45%, 02/02/32	80	68,751
Canadian Imperial Bank of Commerce, 3.60%, 04/07/32 (Call 03/07/32)	90	85,064
Citigroup Inc., 6.63%, 06/15/32	85	95,874
Citizens Financial Group Inc., 2.64%, 09/30/32 (Call 07/02/32)	50	41,305
HSBC Holdings PLC, 7.63%, 05/17/32	35	41,766
Morgan Stanley, 7.25%, 04/01/32	75	92,398
Royal Bank of Canada, 3.88%, 05/04/32	90	88,177
Toronto-Dominion Bank (The)
2.45%, 01/12/32	50	43,501
3.20%, 03/10/32	135	124,699
4.46%, 06/08/32	170	173,194
		890,039
Beverages — 2.6%
Coca-Cola Co. (The), 2.25%, 01/05/32	175	159,794
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32 (Call 06/01/32)	60	49,090
Constellation Brands Inc., 4.75%, 05/09/32 (Call 02/09/32)	55	56,825
Diageo Capital PLC, 2.13%, 04/29/32 (Call 01/29/32)	65	57,070
Keurig Dr Pepper Inc., 4.05%, 04/15/32 (Call 01/15/32)	75	74,074
PepsiCo Inc., 3.90%, 07/18/32 (Call 04/18/32)	15	15,490
		412,343

Security	Par (000)	Value

Biotechnology — 1.6%
Amgen Inc.
2.00%, 01/15/32 (Call 10/15/31)	$115	$98,523
3.35%, 02/22/32 (Call 11/22/31)	85	81,338
Bio-Rad Laboratories Inc., 3.70%, 03/15/32 (Call 12/15/31)	70	65,131
		244,992
Building Materials — 0.2%
Fortune Brands Home & Security Inc., 4.00%, 03/25/32 (Call 12/25/31)	35	32,174

Chemicals — 1.8%
Albemarle Corp., 5.05%, 06/01/32 (Call 03/01/32)	55	55,224
Cabot Corp., 5.00%, 06/30/32 (Call 03/30/32)	35	34,897
Celanese U.S. Holdings LLC, 6.38%, 07/15/32 (Call 04/15/22)	80	82,225
Ecolab Inc., 2.13%, 02/01/32 (Call 11/01/31)	60	52,905
RPM International Inc., 2.95%, 01/15/32 (Call 10/15/31)	30	25,474
Sherwin-Williams Co. (The), 2.20%, 03/15/32 (Call 12/15/31)	35	29,608
		280,333
Commercial Services — 2.4%
Cintas Corp. No. 2, 4.00%, 05/01/32 (Call 02/01/32)	60	61,446
PayPal Holdings Inc., 4.40%, 06/01/32 (Call 03/01/32)	70	72,199
Quanta Services Inc., 2.35%, 01/15/32 (Call 10/15/31)	55	44,595
RELX Capital Inc., 4.75%, 05/20/32 (Call 02/20/32)	35	36,610
S&P Global Inc., 2.90%, 03/01/32 (Call 12/01/31)(a)	125	116,011
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32 (Call 12/15/31)	55	45,330
		376,191
Computers — 1.5%
HP Inc., 4.20%, 04/15/32 (Call 01/15/32)	90	83,560
International Business Machines Corp.
2.72%, 02/09/32 (Call 11/09/31)	40	36,162
5.88%, 11/29/32	70	80,093
Western Digital Corp., 3.10%, 02/01/32 (Call 11/01/31)	45	35,697
		235,512
Cosmetics & Personal Care — 2.2%
GSK Consumer Healthcare Capital US LLC, 3.63%, 03/24/32 (Call 12/24/31)(a)	180	174,478
Procter & Gamble Co. (The), 2.30%, 02/01/32	75	69,726
Unilever Capital Corp., 5.90%, 11/15/32	80	95,304
		339,508
Diversified Financial Services — 6.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 01/30/32 (Call 10/30/31)	350	293,531
Air Lease Corp., 2.88%, 01/15/32 (Call 10/15/31)	65	53,506
Ameriprise Financial Inc., 4.50%, 05/13/32 (Call 02/13/32)	45	45,857
Brookfield Finance I UK PLC, 2.34%, 01/30/32 (Call 10/30/31)	55	46,147
Cboe Global Markets Inc., 3.00%, 03/16/32 (Call 12/16/31)	40	37,032
Charles Schwab Corp. (The), 2.90%, 03/03/32 (Call 12/03/31)	100	92,368
CME Group Inc., 2.65%, 03/15/32 (Call 12/15/31)	80	73,601
Credit Suisse USA Inc., 7.13%, 07/15/32	65	73,507
Intercontinental Exchange Inc., 1.85%, 09/15/32 (Call 06/15/32)	145	119,716
Jefferies Group LLC, 2.75%, 10/15/32 (Call 07/15/32)	50	39,380
Nomura Holdings Inc., 3.00%, 01/22/32	70	58,809
ORIX Corp., 4.00%, 04/13/32	40	39,299
		972,753
Electric — 9.5%
AEP Texas Inc., 4.70%, 05/15/32 (Call 02/15/32)	45	46,186
Alabama Power Co., 3.05%, 03/15/32 (Call 12/15/31)	65	62,105
CenterPoint Energy Houston Electric LLC, Series AG, 3.00%, 03/01/32 (Call 12/01/31)	15	14,192
Commonwealth Edison Co., 3.15%, 03/15/32 (Call 12/15/31)	25	23,832

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2032 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Dominion Energy South Carolina Inc., 6.63%, 02/01/32	$25	$30,091
DTE Electric Co., Series A, 3.00%, 03/01/32 (Call 12/01/31)	50	47,171
Duke Energy Carolinas LLC
2.85%, 03/15/32 (Call 12/15/31)	30	27,820
6.45%, 10/15/32	40	46,348
Duke Energy Progress LLC, 3.40%, 04/01/32 (Call 01/01/32)	35	33,949
Entergy Louisiana LLC, 2.35%, 06/15/32 (Call 03/15/32)	45	39,117
Eversource Energy, 3.38%, 03/01/32 (Call 12/01/31)	60	56,257
Exelon Corp., 3.35%, 03/15/32 (Call 12/15/31)(a)	60	56,319
Florida Power & Light Co., 2.45%, 02/03/32 (Call 11/03/31)	130	119,050
Georgia Power Co., 4.70%, 05/15/32 (Call 02/15/32)	60	62,359
National Rural Utilities Cooperative Finance Corp.
2.75%, 04/15/32 (Call 01/15/32)	45	40,983
4.02%, 11/01/32 (Call 05/01/32)	55	54,814
Series C, 8.00%, 03/01/32	35	44,902
NextEra Energy Capital Holdings Inc.
2.44%, 01/15/32 (Call 10/15/31)	90	78,646
5.00%, 07/15/32 (Call 04/15/32)	85	91,010
Oncor Electric Delivery Co. LLC
4.15%, 06/01/32 (Call 03/01/32)(a)	40	41,775
7.00%, 05/01/32	40	49,998
Pacific Gas and Electric Co.
4.40%, 03/01/32 (Call 12/01/31)	40	35,919
5.90%, 06/15/32 (Call 03/15/32)	45	44,848
Public Service Co. of Colorado, 4.10%, 06/01/32 (Call 03/01/32)	35	36,088
Public Service Electric & Gas Co., 3.10%, 03/15/32 (Call 12/15/31)	45	43,184
Puget Energy Inc., 4.22%, 03/15/32 (Call 12/15/31)	40	38,254
San Diego Gas & Electric Co., Series XXX, 3.00%, 03/15/32 (Call 12/15/31)	35	32,687
Southern California Edison Co., 2.75%, 02/01/32 (Call 11/01/31)	35	30,874
Tucson Electric Power Co., 3.25%, 05/15/32 (Call 02/15/32)	25	23,350
Union Electric Co., 2.15%, 03/15/32 (Call 12/15/31)	45	39,176
Virginia Electric & Power Co., 2.40%, 03/30/32 (Call 12/30/31)	55	49,288
Xcel Energy Inc., 4.60%, 06/01/32 (Call 12/01/31)	55	56,970
		1,497,562
Electronics — 1.0%
Allegion U.S. Holding Co. Inc., 5.41%, 07/01/32 (Call 04/01/32)	55	56,291
Arrow Electronics Inc., 2.95%, 02/15/32 (Call 11/15/31)	40	34,120
Avnet Inc., 5.50%, 06/01/32 (Call 03/01/32)	30	30,071
Tyco Electronics Group SA, 2.50%, 02/04/32 (Call 12/04/31)	50	45,535
		166,017
Entertainment — 2.6%
Magallanes Inc., 4.28%, 03/15/32 (Call 12/15/31)(a)	440	410,516

Environmental Control — 1.5%
Republic Services Inc., 1.75%, 02/15/32 (Call 11/15/31)	65	53,402
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	50	43,002
3.20%, 06/01/32 (Call 03/01/32)	45	41,881
Waste Management Inc., 4.15%, 04/15/32 (Call 01/15/32)	90	91,944
		230,229
Food — 1.1%
JM Smucker Co. (The), 2.13%, 03/15/32 (Call 12/15/31)	45	37,897
Kraft Heinz Foods Co., 6.75%, 03/15/32	30	34,573
Mondelez International Inc.
1.88%, 10/15/32 (Call 07/15/32)	60	49,327
3.00%, 03/17/32 (Call 12/17/31)	60	55,019
		176,816

Security	Par (000)	Value

Forest Products & Paper — 0.5%
Suzano Austria GmbH, 3.13%, 01/15/32 (Call 10/15/31)	$90	$72,910

Gas — 0.6%
CenterPoint Energy Resources Corp., 4.40%, 07/01/32 (Call 04/01/32)	35	36,062
Southwest Gas Corp., 4.05%, 03/15/32 (Call 12/15/31)	60	57,001
		93,063
Hand & Machine Tools — 0.3%
Stanley Black & Decker Inc., 3.00%, 05/15/32 (Call 02/15/32)	45	41,410

Health Care - Products — 0.7%
Baxter International Inc.
2.54%, 02/01/32 (Call 11/01/31)(a)	15	13,017
2.54%, 02/01/32 (Call 11/01/31)	120	104,137
		117,154
Health Care - Services — 2.9%
Anthem Inc., 4.10%, 05/15/32 (Call 02/15/32)	50	50,518
HCA Inc., 3.63%, 03/15/32 (Call 12/15/31)(a)	175	158,881
Humana Inc., 2.15%, 02/03/32 (Call 11/03/31)	65	54,988
Piedmont Healthcare Inc., 2.04%, 01/01/32 (Call 07/01/31)	30	25,044
UnitedHealth Group Inc., 4.20%, 05/15/32 (Call 02/15/32)	130	135,326
Universal Health Services Inc., 2.65%, 01/15/32 (Call 10/15/31)(a)	45	35,885
		460,642
Home Builders — 0.2%
PulteGroup Inc., 7.88%, 06/15/32	25	29,147

Home Furnishings — 0.2%
Whirlpool Corp., 4.70%, 05/14/32 (Call 02/14/32)	35	35,902

Household Products & Wares — 0.6%
Avery Dennison Corp., 2.25%, 02/15/32 (Call 11/15/31)	50	40,947
Clorox Co. (The), 4.60%, 05/01/32 (Call 02/01/32)	50	51,946
		92,893
Insurance — 3.9%
Assurant Inc., 2.65%, 01/15/32 (Call 10/15/31)	35	28,326
Berkshire Hathaway Finance Corp., 2.88%, 03/15/32 (Call 12/15/31)	90	85,011
Brown & Brown Inc., 4.20%, 03/17/32 (Call 12/17/31)	55	51,912
Corebridge Financial Inc., 3.90%, 04/05/32 (Call 01/05/32)(a)	135	125,626
Globe Life Inc., 4.80%, 06/15/32 (Call 03/15/32)	35	35,176
Jackson Financial Inc., 5.67%, 06/08/32 (Call 03/08/32)	30	29,994
Kemper Corp., 3.80%, 02/23/32 (Call 11/23/31)	35	31,859
Lincoln National Corp., 3.40%, 03/01/32 (Call 12/01/31)	30	27,250
Manulife Financial Corp., 3.70%, 03/16/32 (Call 12/16/31)	50	48,067
MetLife Inc., 6.50%, 12/15/32	55	65,452
Progressive Corp. (The)
3.00%, 03/15/32 (Call 12/15/31)	30	28,102
6.25%, 12/01/32	30	35,664
Prudential PLC, 3.63%, 03/24/32 (Call 12/24/31)	25	23,794
		616,233
Internet — 1.4%
Amazon.com Inc., 3.60%, 04/13/32 (Call 01/13/32)	220	222,596

Iron & Steel — 0.3%
Nucor Corp., 3.13%, 04/01/32 (Call 01/01/32)	50	45,303

Leisure Time — 0.2%
Brunswick Corp., 4.40%, 09/15/32 (Call 06/15/32)	40	35,865

Lodging — 0.6%
Marriott International Inc./MD, Series GG, 3.50%, 10/15/32 (Call 07/15/32)	100	89,163

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2032 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery — 0.5%
Flowserve Corp., 2.80%, 01/15/32 (Call 10/15/31)	$45	$35,859
John Deere Capital Corp., 3.90%, 06/07/32	45	46,415
		82,274
Manufacturing — 2.7%
Carlisle Companies Inc., 2.20%, 03/01/32 (Call 12/01/31)	50	40,459
Eaton Corp., 4.00%, 11/02/32	50	50,340
GE Capital Funding LLC, 4.55%, 05/15/32 (Call 02/15/32)	65	65,419
General Electric Co., 6.75%, 03/15/32	215	250,342
Pentair Finance Sarl, 5.90%, 07/15/32 (Call 04/15/32)	25	25,974
		432,534
Media — 1.7%
Charter Communications Operating LLC/Charter Communications
Operating Capital, 2.30%, 02/01/32 (Call 11/01/31)	90	71,815
FactSet Research Systems Inc., 3.45%, 03/01/32 (Call 12/01/31)	45	40,908
Grupo Televisa SAB, 8.50%, 03/11/32	20	25,135
Paramount Global, 4.20%, 05/19/32 (Call 02/19/32)	90	81,753
TWDC Enterprises 18 Corp., Series B, 7.00%, 03/01/32	45	55,380
		274,991
Metal Fabricate & Hardware — 0.1%
Timken Co. (The), 4.13%, 04/01/32 (Call 01/01/32)	25	23,518

Mining — 0.5%
Newmont Corp., 2.60%, 07/15/32 (Call 04/15/32)	85	72,502

Oil & Gas — 3.1%
BP Capital Markets America Inc., 2.72%, 01/12/32 (Call 10/12/31)	170	155,077
Canadian Natural Resources Ltd., 7.20%, 01/15/32	25	29,008
Cenovus Energy Inc., 2.65%, 01/15/32 (Call 10/15/31)	35	30,184
ConocoPhillips, 5.90%, 10/15/32	45	51,272
Devon Energy Corp., 7.95%, 04/15/32	35	42,191
Marathon Oil Corp., 6.80%, 03/15/32	50	54,926
Suncor Energy Inc., 7.15%, 02/01/32	45	52,292
Valero Energy Corp., 7.50%, 04/15/32	65	77,906
		492,856
Packaging & Containers — 0.7%
AptarGroup Inc., 3.60%, 03/15/32 (Call 12/15/31)	30	27,483
Sonoco Products Co., 2.85%, 02/01/32 (Call 11/01/31)	45	39,023
WRKCo Inc., 4.20%, 06/01/32 (Call 03/01/32)	45	44,268
		110,774
Pharmaceuticals — 0.9%
Bristol-Myers Squibb Co., 2.95%, 03/15/32 (Call 12/15/31)	155	148,893

Pipelines — 2.3%
Boardwalk Pipelines LP, 3.60%, 09/01/32 (Call 06/01/32)	45	39,635
Kinder Morgan Energy Partners LP, 7.75%, 03/15/32	25	29,402
Kinder Morgan Inc., 7.75%, 01/15/32	90	109,417
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.00%, 01/15/32 (Call 07/15/26)	90	80,397
Texas Eastern Transmission LP, 7.00%, 07/15/32	45	52,481
Williams Companies Inc. (The), 8.75%, 03/15/32	40	51,384
		362,716
Real Estate Investment Trusts — 8.4%
Alexandria Real Estate Equities Inc., 2.00%, 05/18/32 (Call 02/18/32)	80	65,882
American Homes 4 Rent LP, 3.63%, 04/15/32 (Call 01/15/32)	55	50,008
American Tower Corp., 4.05%, 03/15/32 (Call 12/15/31)	50	47,873
AvalonBay Communities Inc., 2.05%, 01/15/32 (Call 10/15/31)	60	51,667
Boston Properties LP, 2.55%, 04/01/32 (Call 01/01/32)	75	62,138
CubeSmart LP, 2.50%, 02/15/32 (Call 11/15/31)	45	37,915
Duke Realty LP, 2.25%, 01/15/32 (Call 10/15/31)	30	25,884

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Equinix Inc., 3.90%, 04/15/32 (Call 01/15/32)	$105	$99,534
Essex Portfolio LP, 2.65%, 03/15/32 (Call 12/15/31)	55	46,975
Extra Space Storage LP, 2.35%, 03/15/32 (Call 12/15/31)	55	44,667
GLP Capital LP/GLP Financing II Inc., 3.25%, 01/15/32 (Call 10/15/31)	70	59,421
Invitation Homes Operating Partnership LP, 4.15%, 04/15/32 (Call 01/15/32)	55	51,627
Kilroy Realty LP, 2.50%, 11/15/32 (Call 08/15/32)	40	32,194
Kimco Realty Corp., 3.20%, 04/01/32 (Call 01/01/32)	40	36,058
Piedmont Operating Partnership LP, 2.75%, 04/01/32 (Call 01/01/32)	20	15,864
Realty Income Corp., 2.85%, 12/15/32 (Call 09/15/32)	60	54,076
Safehold Operating Partnership LP, 2.85%, 01/15/32 (Call 08/15/31)	30	24,744
Simon Property Group LP
2.25%, 01/15/32 (Call 10/15/31)	60	49,851
2.65%, 02/01/32 (Call 12/01/31)	60	51,664
Spirit Realty LP, 2.70%, 02/15/32 (Call 11/15/31)	30	24,213
Sun Communities Operating LP, 4.20%, 04/15/32 (Call 01/15/32).	55	51,386
UDR Inc., 2.10%, 08/01/32 (Call 05/01/32)	35	28,113
VICI Properties LP, 5.13%, 05/15/32 (Call 02/15/32)	130	129,520
Welltower Inc.
2.75%, 01/15/32 (Call 10/15/31)	45	38,754
3.85%, 06/15/32 (Call 03/15/32)	50	47,231
Weyerhaeuser Co., 7.38%, 03/15/32	60	72,052
WP Carey Inc., 2.45%, 02/01/32 (Call 11/01/31)	30	24,816
		1,324,127
Retail — 4.2%
Advance Auto Parts Inc., 3.50%, 03/15/32 (Call 12/15/31)	30	26,807
AutoNation Inc., 3.85%, 03/01/32 (Call 12/01/31)	60	53,476
Costco Wholesale Corp., 1.75%, 04/20/32 (Call 01/20/32)	105	90,834
Dick’s Sporting Goods Inc., 3.15%, 01/15/32 (Call 10/15/31)	65	53,238
Genuine Parts Co., 2.75%, 02/01/32 (Call 11/01/31)	35	30,067
Home Depot Inc. (The), 3.25%, 04/15/32 (Call 01/15/32)	110	107,245
Lowe’s Companies Inc., 3.75%, 04/01/32 (Call 01/01/32)	130	126,171
O’Reilly Automotive Inc., 4.70%, 06/15/32 (Call 03/15/32)	75	77,213
Starbucks Corp., 3.00%, 02/14/32 (Call 11/14/31)	90	82,462
Target Corp., 6.35%, 11/01/32	10	12,034
		659,547
Semiconductors — 5.5%
Advanced Micro Devices Inc., 3.92%, 06/01/32 (Call 03/01/32)	40	40,680
Broadcom Inc.
4.15%, 04/15/32 (Call 01/15/32)(a)	105	98,972
4.30%, 11/15/32 (Call 08/15/32)	175	166,826
Intel Corp., 4.00%, 12/15/32	75	76,373
KLA Corp., 4.65%, 07/15/32 (Call 04/15/32)	90	96,405
Micron Technology Inc., 2.70%, 04/15/32 (Call 01/15/32)	90	74,469
NXP BV/NXP Funding LLC/NXP USA Inc., 2.65%, 02/15/32 (Call 11/15/31)	90	75,667
QUALCOMM Inc.
1.65%, 05/20/32 (Call 02/20/32)	105	89,281
4.25%, 05/20/32 (Call 02/20/32)	50	52,939
TSMC Arizona Corp., 4.25%, 04/22/32 (Call 01/22/32)	90	91,221
		862,833
Software — 1.2%
Fidelity National Information Services Inc., 5.10%, 07/15/32 (Call 04/15/22)	60	62,438
Take-Two Interactive Software Inc., 4.00%, 04/14/32 (Call 01/14/32)	45	44,069

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2032 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Workday Inc., 3.80%, 04/01/32 (Call 01/01/32)	$90	$85,857
		192,364
Telecommunications — 6.8%
AT&T Inc., 2.25%, 02/01/32 (Call 11/01/31)	220	187,455
Bell Telephone Co. of Canada or Bell Canada (The), Series US-5, 2.15%, 02/15/32 (Call 11/15/31)	55	47,008
Deutsche Telekom International Finance BV, 9.25%, 06/01/32	35	47,927
Motorola Solutions Inc., 5.60%, 06/01/32 (Call 03/01/32)	55	57,076
Rogers Communications Inc., 3.80%, 03/15/32 (Call 12/15/31)(a)	180	174,060
TELUS Corp., 3.40%, 05/13/32 (Call 02/13/32)	80	74,195
T-Mobile USA Inc., 2.70%, 03/15/32 (Call 12/15/31)	90	78,466
Verizon Communications Inc., 2.36%, 03/15/32 (Call 12/15/31)	405	349,653
Vodafone Group PLC, 6.25%, 11/30/32	45	50,730
		1,066,570
Transportation — 1.3%
CSX Corp., 4.10%, 11/15/32 (Call 08/15/32)	40	40,555

Security	Par (000)	Value

Transportation (continued)
Norfolk Southern Corp., 3.00%, 03/15/32 (Call 12/15/31)	$65	$61,140
Union Pacific Corp., 2.80%, 02/14/32 (Call 12/15/31)	115	106,909
		208,604
Trucking & Leasing — 0.2%
GATX Corp., 3.50%, 06/01/32 (Call 03/01/32)	35	31,531

Water — 0.5%
American Water Capital Corp., 4.45%, 06/01/32 (Call 03/01/32)	70	72,359

Total Investments in Securities — 98.6%
(Cost: $14,931,925)		15,544,697

Other Assets Less Liabilities — 1.4%		223,050

Net Assets — 100.0%		$15,767,747

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$15,544,697	$—	$15,544,697

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